Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 142,769,227.20
Previously Paid Amount	0.00
Total Fee Amount	19,716.43
Total Offset Amount	0.00
Net Fee	$ 19,716.43